Share capital (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of reconciliation of number of shares outstanding
There is one class of shares, and all such Ordinary Shares have equal rights. The par value of an Ordinary Share
is NOK 0.15 per share. IDEX does not hold any of its own
Ordinary
Shares
.

Number of Ordinary Shares
Balance at December 31, 2019	717,988,732

Private placement of Ordinary Shares on May 11 th	65,341,413
Share issue (in lieu of Board compensation)	441,982
Share issue (in lieu of cash compensation)	4,318,523
Private placement of Ordinary Shares on November 9 th	42,528,181
Share issue (Employee Share Purchase Plan)	1,527,917

Balance at December 31, 2020	832,146,748

Private placement of Ordinary Shares on Feb 15 th	83,214,674
Share issue (exercise of subscription rights)	1,767,606
Share issue (in lieu of Board compensation)	535,583
Private placement of Ordinary Shares on November 12 th	89,777,824
Share issue (Employee Share Purchase Plan)	2,946,019
Balance at December 31, 2021	1,010,388,454